Restructuring costs and similar items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Increase in employee-related expenses	€ 507
Employee-related expenses	€ 507	€ 193	€ 697